CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Details 4) - BRL (R$) R$ in Millions		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Assets		R$ 5,993	R$ 6,474
Current assets		1,055	1,505
Non-current assets		4,938	4,969
Current liabilities			51
Financial assets (liabilities), net		944	2,097
Amounts ratified by aneel in the last tariff ajustment [member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		544	(51)
Amounts ratified by aneel in the next tariff adjustment [member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		400	2,148
CVA account for compensation of changes in portion a costs [member]
IfrsStatementLineItems [Line Items]
Assets		944	5,122
Current assets		746	3,386
Non-current assets		198	1,736
Liabilities			(3,025)
Current liabilities			(2,215)
Non-current liabilities			(810)
Total current, net		746	1,171
Total non-current,net		198	926
Financial assets (liabilities), net		944	2,097
CVA account for compensation of changes in portion a costs [member] | Quota for the energy development account [member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		1	(67)
CVA account for compensation of changes in portion a costs [member] | Tariff for use of transmission facilities of grid participants [member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		215	243
CVA account for compensation of changes in portion a costs [member] | Tariff For Transport Of Electricity Provided By Itaiputs [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		18	12
CVA account for compensation of changes in portion a costs [member] | Program To Encourage Alternative Sources Of Electricity Proinfa [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		31	30
CVA account for compensation of changes in portion a costs [member] | System Service Charges And Reserve Energy Charge [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		583	984
CVA account for compensation of changes in portion a costs [member] | Energy Purchased For Resale [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		(1,088)	1,568
CVA account for compensation of changes in portion a costs [member] | Overcontracting of supply [member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	[1]	750	125
CVA account for compensation of changes in portion a costs [member] | Neutrality Of Portion A [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		203	97
CVA account for compensation of changes in portion a costs [member] | Billingreturn [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	[2]		(371)
CVA account for compensation of changes in portion a costs [member] | Other Financial Items [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		302	(68)
CVA account for compensation of changes in portion a costs [member] | Excess Demand And Reactive Power [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		(71)	(456)
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member]
IfrsStatementLineItems [Line Items]
Assets		544	989
Current assets		544	989
Liabilities			(1,040)
Current liabilities			(1,040)
Total current, net		544	(51)
Financial assets (liabilities), net		544	(51)
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member] | Quota for the energy development account [member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		141	24
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member] | Tariff for use of transmission facilities of grid participants [member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		211	146
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member] | Tariff For Transport Of Electricity Provided By Itaiputs [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		18	13
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member] | Program To Encourage Alternative Sources Of Electricity Proinfa [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		(8)	11
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member] | System Service Charges And Reserve Energy Charge [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		205	31
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member] | Energy Purchased For Resale [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		(1,322)	390
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member] | Overcontracting of supply [member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	[1]	40	(68)
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member] | Neutrality Of Portion A [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		(33)	24
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member] | Billingreturn [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	[2]		(371)
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member] | Other Financial Items [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		(236)	(230)
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member] | Excess Demand And Reactive Power [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		(23)	(21)
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the next tariff adjustment [member]
IfrsStatementLineItems [Line Items]
Assets		400	4,133
Current assets		202	2,397
Non-current assets		198	1,736
Liabilities			(1,985)
Current liabilities			(1,175)
Non-current liabilities			(810)
Total current, net		202	1,222
Total non-current,net		198	926
Financial assets (liabilities), net		400	2,148
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the next tariff adjustment [member] | Quota for the energy development account [member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		(140)	(91)
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the next tariff adjustment [member] | Tariff for use of transmission facilities of grid participants [member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		4	97
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the next tariff adjustment [member] | Tariff For Transport Of Electricity Provided By Itaiputs [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net			(1)
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the next tariff adjustment [member] | Program To Encourage Alternative Sources Of Electricity Proinfa [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		39	19
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the next tariff adjustment [member] | System Service Charges And Reserve Energy Charge [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		378	953
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the next tariff adjustment [member] | Energy Purchased For Resale [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		234	1,178
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the next tariff adjustment [member] | Overcontracting of supply [member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	[1]	710	193
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the next tariff adjustment [member] | Neutrality Of Portion A [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		236	73
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the next tariff adjustment [member] | Other Financial Items [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		538	(226)
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the next tariff adjustment [member] | Excess Demand And Reactive Power [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		R$ (48)	R$ (47)

[1]	CEMIG D was over contracted in 2017 and 2018 and the gain arising from the sale of the excess of energy in the spot market was provisionally passed through to customers by ANEEL in the tariff adjustments of 2018 and 2019, including the portion in excess of the limit of 105% of the regulatory load - thus reducing the tariff that was determined. To establish whether this is a voluntary over contracting, the Company considers that the portion above the regulatory limit will be recovered in the subsequent tariff adjustment. In 2020, ANEEL published the Dispatch 2,508, which set new amounts for distributors’ over contracting of 2017 in the amount of R$39, which was considered in the 2021 tariff process. Due to the administrative appeals submitted to ANEEL, the amounts of overcontracting had their values adjusted through ANEEL's dispatch 2.168, of 2022. With the publication of the order, and considering the current rules, the amount of R$219, pending transfer from 2017, will be considered in the next tariff process. Regarding the amount of R$27 related to the 2018 overcontracting, the Company continues to recognize the right and awaits publication of the respective order.
[2]	This is a financial component created for return to customers of the amounts that were invoiced to them but received by CEMIG from the Covid Account in 2020. These amounts was returned to customers in the tariff process of 2021, updated by the Selic rate, ensuring of neutrality.